Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of liabilities measured at fair value on a recurring basis
The table below presents the Company’s liabilities measured at fair value on a recurring basis carried on the balance sheet, aggregated by the level in the fair value hierarchy within which those measurements fall as of December 31, 2020. The Company had no assets measured at fair value on a recurring basis as of December 31, 2020.

		Fair Value Measurements Using
	December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Stock Warrant Liability	$105,697	$—	$—	$105,697

Summary of reconciliation of preferred stock purchase asset
There were no significant changes to the underlying assumptions used to determine the increase in fair value of the preferred stock purchase asset as of the date of final remeasurement in January 2019, prior to its reclassification to Series C convertible preferred stock.

Preferred Stock Purchase Right Asset
Balance at December 31, 2018	$919,506
Increase in fair value of preferred stock purchase right	14,382
Reclassification of asset to convertible preferred stock upon settlement	(933,888)

Balance at December 31, 2019	$—

Summary of Fair Value Measurement Inputs and Valuation Techniques
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the preferred stock warrant liability were as follows:

December 31, 2020
Fair value per share of preferred stock	$0.51
Expected volatility	91%
Risk-free interest rate	0.93%
Expected dividend yield	0%
Expected term	9.5 years

Summary of reconciliation of warrant liability measured at fair value
Preferred stock warrant liability
Balance at December 31, 2019	$—
Issuance of preferred stock warrants	93,864
Change in fair value of preferred stock warrants	11,833

Balance at December 31, 2020	$105,697

Summary of net loss per share
The following table summarizes the Company’s net loss per share:

	Year Ended December 31,
	2020	2019
Numerator
Net loss – basic and diluted	$(19,017,267)	$(13,558,877)

Denominator
Weighted-average shares of common stock outstanding – basic and diluted	2,901,990	2,356,483

Net loss per share:
Basic and diluted	$(6.55)	$(5.75)

Summary of antidilutive securities excluded from the calculation of weighted average dilutive common shares
The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive.

	December 31,
	2020	2019
Convertible preferred stock	168,110,611	96,519,011
Stock options	10,079,143	14,132,152
Preferred stock warrants	206,440	—

Total	178,396,194	110,651,163